Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Cash and cash equivalents	$ 694,207	$ 286,078
Short-term investments	339,006	0
Accounts receivable, net	69,967	40,532
Prepaid and other current assets	15,091	6,835
Due from related parties	2,971	26,479
Total current assets	1,121,242	359,924
Long-term investments	30,152	22,585
Fixed assets, net	139,209	117,022
Goodwill	5,908	5,565
Intangible assets, net	1,328	2,478
Deferred tax assets, net	15,006	10,312
Other assets (including due from related parties of US$1,564 and US$2,337, respectively, as of December 31, 2016 and 2017)	8,191	6,932
Total assets	1,321,036	524,818
LIABILITIES
Accounts payable (including accounts payable of consolidated variable interest entities, or "VIEs", without recourse to the Company of US$484 and US$18,955, respectively, as of December 31, 2016 and 2017)	73,018	47,501
Accrued and other short-term liabilities (including accrued and other short-term liabilities of consolidated VIEs without recourse to the Company of US$36,464 and US$15,989, respectively, as of December 31, 2016 and 2017)	164,269	131,651
Receipts in advance (including receipts in advance of consolidated VIEs without recourse to the Company of US$5,663 and US$7,889, respectively, as of December 31, 2016 and 2017)	66,199	59,574
Accrued salary and benefits (including accrued salary and benefits of consolidated VIEs without recourse to the Company of US$876 and US$1,292, respectively, as of December 31, 2016 and 2017)	29,719	22,794
Taxes payable (including taxes payable of consolidated VIEs without recourse to the Company of US$2,663 and US$9,232, respectively, as of December 31, 2016 and 2017)	56,481	12,336
Due to related parties (including due to related parties of consolidated VIEs without recourse to the Company of US$13,050 and US$20,394, respectively, as of December 31, 2016 and 2017)	23,109	84,700
Total current liabilities	412,795	358,556
Total liabilities	412,795	358,556
Commitments and contingencies
MEZZANINE EQUITY
Total mezzanine equity	0	244,404
SHAREHOLDERS' (DEFICIT)/EQUITY
Additional paid-in capital	913,147	22,330
Treasury stock (US$0.001 par value, 16,275,800 and 15,233,300 shares as of December 31, 2016 and 2017, respectively)	(27,869)	(27,869)
Accumulated (deficit)/retained earnings	27,178	(55,022)
Accumulated other comprehensive loss	(4,606)	(17,822)
Total shareholders' (deficit)/equity	908,241	(78,142)
Total liabilities, mezzanine equity and shareholders' (deficit)/equity	1,321,036	524,818
Class A Ordinary Shares [Member]
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary Shares	112
Class B Ordinary Shares [Member]
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary Shares	279
Pre-IPO [Member] | Series A Preferred Shares [Member]
MEZZANINE EQUITY
Pre-IPO Preferred Shares	0	20,000
Pre-IPO [Member] | Series B Preferred Shares [Member]
MEZZANINE EQUITY
Pre-IPO Preferred Shares	$ 0	224,404
Pre-IPO [Member] | Class A Ordinary Shares [Member]
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary Shares		162
Pre-IPO [Member] | Class B Ordinary Shares [Member]
SHAREHOLDERS' (DEFICIT)/EQUITY
Ordinary Shares		$ 79